Notes payable	12 Months Ended
Dec. 31, 2022
Notes payable
Notes payable

Note 11 – Notes payable

Notes payable consist of the following:

	As of
	December 31, 2022	December 31, 2021
Senior Secured Notes – 2026
Principal amount	$475,000	$475,000
Unamortized debt discount/Deferred financing	(20,037)	(23,753)
Net carrying amount	$454,963	$451,247

Bloom Notes – 2023
Principal amount	$50,000	$—
Unamortized debt discount	(74)	—
Net carrying amount	$49,926	$—

Bloom Notes – 2024
Principle Amount	$50,000	$—
Unamortized Debt Discount	(1,755)	—
Net carrying amount	$48,245	$—

Bloom Notes – 2025
Principle Amount	$60,000	$—
Unamortized Debt Discount	(7,115)	—
Net carrying amount	$52,885	$—

Seller note payable	$6,728	$6,859
Other notes payable	10,073	1,778
Total other notes payable	$16,801	$8,637

Current portion of notes payable	$51,964	$1,966
Long-term notes payable	570,856	457,917
Total notes payable	$622,820	$459,883

Senior Secured Notes – 2026

In December 2021, the Company closed on a private placement of senior secured notes due 2026, for aggregate gross proceeds of $475 million (“Senior Secured Notes – 2026”). The note indenture dated December 15, 2021 governing the Senior Secured Notes – 2026 (the “Note Indenture”) enables the Company to issue additional senior secured notes on an ongoing basis as needed, subject to maintaining leverage ratios and complying with other terms and conditions of the Note Indenture. The principal restrictions on incurring indebtedness include the requirement that a fixed charge coverage ratio of 2.5:1 and consolidated debt to consolidated EBITDA ratio of 4:1 be maintained when taking into account the incurrence of additional debt. The issue of additional Senior Secured Notes or other debt pari passu to the existing notes is permitted provided that the consolidated secured debt to consolidated EBITDA ratio of 3:1 is maintained when taking into account the incurrence of additional debt, and certain other conditions are met. The Company and certain of its guarantor subsidiaries are required to grant a first lien security interest in their respective assets to the trustee appointed under the Note Indenture, including assets acquired after the issue of the Notes, subject to limited exceptions. Despite the first lien granted to the holders of the Notes, the Note Indenture permits the Company to grant a more senior lien to secure up to $200 million of additional financing from commercial banks, providing for revolving credit loans, provided that the interest rate applicable to such revolving credit loans shall be lower than the interest rate applicable to the Senior Secured Notes – 2026.

The Senior Secured Notes – 2026 bear interest on the unpaid principal amount at a rate of 8% per annum, compounded semi-annually and payable in arrears on June 15th and December 15th of each year during the term of the Senior Secured Notes – 2026; the first of which was paid on June 15, 2022.

The Senior Secured Notes – 2026 may be redeemed early but are subject to a prepayment premium dependent on the loan year. Any redemption made before June 15, 2023 will incur a penalty of 8% and a maximum of 35% of the aggregate principal amount of notes issued under the Note Indenture (including any additional notes issued thereunder) may be redeemed with the net cash proceeds of one or more equity offerings that occurred within the prior 90 days. All or part of the outstanding Senior Secured Notes – 2026 may be redeemed between June 15, 2023 and June 14, 2024 with a premium of 4%; between June 15, 2024 and June 14, 2025 with a premium of 2%, or June 15, 2025 or after without a premium.

The Company recognized interest expense under the Senior Secured Notes – 2026 of $41.7 million and $1.8 million for the years ended December 31, 2022 and 2021, respectively.

Bloom Notes

In connection with the Bloom acquisition, the Company issued secured promissory notes to the former Bloom owners in the aggregate of $160 million, which mature over three years. The first and second set of notes each total $50 million and mature in January 2023 and 2024; each bear interest at the rate of 6% per annum and interest payments are due quarterly.

The final set of promissory notes are convertible promissory notes with a principal amount totaling $60 million, which mature in January 2025 and bear interest at a rate of 4% per annum. Interest payments are not required until maturity, when all principal and accrued interest will be due. At the option of the sellers of Bloom, the third set of promissory notes may be paid by the Company issuing SVS at maturity.

All three notes may be prepaid without penalty.

The Company recognized interest expense under the Bloom Notes of $13.7 million for the year ended December 31, 2022.

Seller Note

At December 31, 2022, the Company had two seller notes outstanding in the amount of $6.7 million, which included the Phyto acquisition seller note in the amount of $1.8 million, inclusive of accrued interest, and a seller note related to the Scottsdale, AZ building purchase, due December 2036, in the amount of $4.9 million. The Scottsdale seller note bears interest at a rate of 5% per annum.

Other Notes

At December 31, 2022, the other notes primarily consist of a note outstanding at BHH in the amount of $7.5 million, due December 31, 2024. The note bears interest at a rate of 15% per annum and interest payments are due quarterly.

Future maturities

As of December 31, 2022, future principal payments due under notes payable were as follows:

Period	Amount
2023	$51,964
2024	57,500
2025	60,000
2026	475,000
2027	7,337
2028 and thereafter	—
Total future debt obligations	$651,801

Information about the Company’s exposure to interest rate risks and liquidity risks is included in Note 22 – Fair value measurements and financial risk management.